Shareholders' Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based Compensation
Stock-based compensation expense	$ 56,139	$ 32,493	$ 47,101
Alibaba
Stock-based Compensation
Stock-based compensation expense			27,100
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	5,272	3,231	6,234
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	10,793	5,092	8,643
Product development
Stock-based Compensation
Stock-based compensation expense	14,234	7,217	11,418
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 25,840	$ 16,953	$ 20,806